Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

46 Contingent liabilities and commitments

In the normal course of business, ING Group is party to activities where risks are not reflected in whole or in part in the consolidated financial statements. In response to the needs of its customers, the Group offers financial products related to loans. These products include traditional off-balance sheet credit-related financial instruments.

Contingent liabilities and commitments
	Less than 1 month		1–3 months		3–12 months		1–5 years		Over 5 years		Maturity not applicable		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Contingent liabilities in respect of
– Discounted bills	1	1											1	1
– Guarantees	18,369	15,647	374	571	1,324	944	2,094	2,560	4,095	4,189			26,256	23,911
– Irrevocable letters of credit	10,346	9,453	4,499	4,746	998	1,146	374	176	3	12			16,220	15,533
– other	52	58					115	223					167	281
	28,768	25,159	4,873	5,317	2,322	2,090	2,584	2,959	4,098	4,201			42,644	39,726

Guarantees issued by ING Groep N.V.									364	356			364	356

Irrevocable facilities	63,499	56,459	2,699	2,150	8,470	7,504	32,717	30,331	6,876	7,825			114,261	104,269
	92,266	81,618	7,572	7,467	10,792	9,594	35,301	33,290	11,338	12,382			157,269	144,351

Guarantees relate both to credit and non-credit substitute guarantees. Credit substitute guarantees are guarantees given by ING Group in respect of credit granted to customers by a third party. Many of them are expected to expire without being drawn on and therefore do not necessarily represent future cash outflows. In addition to the items included in contingent liabilities, ING Group has issued guarantees as a participant in collective arrangements of national industry bodies and as a participant in government required collective guarantee schemes which apply in different countries.

ING Group has issued certain guarantees as participant in collective arrangements of national banking funds and as a participant in required collective guarantee schemes. For example, ING Groep N.V. provided a guarantee to the German Deposit Guarantee Fund (‘Einlagensicherungsfonds’ or ESF) under section 5 (10) of the by-laws of this fund, where ING Groep N.V. indemnifies the Association of German Banks Berlin against any losses it might incur as result of actions taken with respect to ING Germany. The ESF is a voluntary collective guarantee scheme for retail savings and deposits in excess of EUR 100,000.

As at 31 December 2018, ING Groep N.V. guarantees various US dollar debentures (that mature between 2023 and 2036) which were issued by a subsidiary of Voya Financial Inc. In the Shareholder’s agreement between ING Groep N.V. and Voya Financial Inc. it is agreed that the aggregate outstanding principal amount of the debentures will be reduced from EUR 87 million as at 31 December 2018 (2017: EUR 167 million; 2016: EUR 404 million) to no more than EUR nil at 31 December 2019.

Per the Shareholder’s agreement, the decrease in the aggregate outstanding principal shall be deemed to have been reduced to the extent of collateral deposited by Voya Financial Inc. As at 31 December 2018, EUR 233 million (2017: EUR 193 million) was pledged to ING Groep N.V. as collateral.

Irrevocable letters of credit mainly secure payments to third parties for a customer’s foreign and domestic trade transactions in order to finance a shipment of goods. ING Group’s credit risk in these transactions is limited since these transactions are collateralised by the commodity shipped and are of a short duration.

Other contingent liabilities include acceptances of bills and are of a short-term nature. Other contingent liabilities also include contingent liabilities resulting from the operations of the Real Estate business including obligations under development and construction contracts. Furthermore other contingent liabilities include a contingent liability in connection with a possible Dutch tax obligation that relates to the deduction from Dutch taxable profit for losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.

Irrevocable facilities mainly constitute unused portions of irrevocable credit facilities granted to corporate clients. Many of these facilities are for a fixed duration and bear interest at a floating rate. ING Group’s credit risk and interest rate risk in these transactions is limited. The unused portion of irrevocable credit facilities is partly secured by customers’ assets or counter-guarantees by the central governments and exempted bodies under the regulatory requirements. Irrevocable facilities also include commitments made to purchase securities to be issued by governments and private issuers.

Furthermore, ING Group leases assets from third parties under operating leases as lessee. The future rental commitments to be paid under non-cancellable operating leases are as follows:

Future rental commitments for operating lease contracts
	2018	2017
2018		268
2019	260	195
2020	230	165
2021	201	152
2022	166	116
Years after 2022	521	356